Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1       -       Quoted prices in active markets for identical assets or liabilities.

Level 2       -       Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3       -       Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company's financial assets and (liabilities) measured on a recurring basis at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	575			575
Marketable equity securities	124			124
Mandatory convertible bonds	(872)			(872)
Warrants on shares		1		1
Option component of convertible bonds		(176)		(176)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities (refer to Note 16) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds (refer to Note 19) are included in Long-term debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2010

Market quoted bond price (percent)	125.625
Fair value of bond excluding conversion feature (percent)	101.600
Fair value of conversion feature (percent)	24.025
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Items measured at fair value on a non-recurring basis

					2010
					$
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:					83

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8

Tau Lekoa was sold during the third quarter of 2010.

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2010, the Company fully impaired its equity method investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in equity income in associates, of:					24

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(83)
Long-lived assets held for sale	61		61		(8)
Associates and equity accounted joint ventures	-				(24)
	61	-	61	-	(115)